Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,183	$ 18,122
Prepayments and other receivables	223	300
Taxation receivable	3,793	4,246
Related party receivables	2,138	1,614
Total current assets	7,337	24,282
Non – Current Assets:
Property and equipment, net	10	17
Right of use asset	283	372
Intangible asset
Investment in related party	4,554	1,806
Total non-current assets	4,847	2,195
Total assets	12,184	26,477
Current liabilities:
Accounts payable and accrued expenses	6,387	6,532
Lease Liability	138	122
Other liabilities	14	9
Total current liabilities	6,539	6,663
Lease Liability (Non-Current)	109	243
Total liabilities	6,648	6,906
Called up share capital (103,087,744 shares are issued and outstanding; 2022: 102,272,614)	103	102
Share premium	16,492	15,596
Share based payment reserve – Options	6,905	5,190
Share based payment reserve – warrants		697
Merger relief reserve	118,697	118,697
Treasury shares	(1,574)	(1,320)
Shares to be issued reserve	225
Translation reserve	(1,636)	(3,128)
Retained earnings	(133,676)	(116,263)
Total shareholders’ equity	5,536	19,571
Total liabilities and shareholders’ equity	$ 12,184	$ 26,477